Derivatives	6 Months Ended
Jun. 30, 2023
Derivatives
Derivatives

21.Derivatives

The Company is exposed to currency risk primarily due to the expected future USD, AUD and NIS expenses that will be incurred as part of the ongoing and planned marketing, clinical trials and other related expenses. A financial risk management policy has been approved to i) generate yields on liquidity and ii) reduce the exposure to currency fluctuations with a timeline up to 24 months and by means of foreign currency swaps.

The Company has entered into several foreign currency swaps and foreign currency forwards for which the notional amounts are detailed in the table below:

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Foreign currency swaps EUR - NIS (in EUR)	4,099	542
Foreign currency swaps EUR - NIS (in NIS)	16,000	2,000
Foreign currency forwards EUR - NIS (in EUR)	873	—
Foreign currency forwards EUR - NIS (in NIS)	3,500	—
Foreign currency swaps EUR - AUD (in EUR)	92	379
Foreign currency swaps EUR - AUD (in AUD)	150	600
Foreign currency swaps USD - EUR (in USD)	24,322	—
Foreign currency swaps USD - EUR (in EUR)	22,000	—

The following table shows the carrying amount of derivative financial instruments measured at fair value in the statement of the financial position including their levels in the fair value hierarchy:

	As at June 30, 2023
(in EUR 000)	Level I	Level II	Level III	Total
Financial liabilities
Foreign currency swaps	—	418	—	418
Foreign currency forwards	—	9	—	9

The fair value is determined by the financial institution and is based on foreign currency swaps rates, foreign currency forward rates and the maturity of the instrument. All foreign currency swaps and forwards are classified as current as their maturity date is within the next twelve months.

The change in the balance of the financial assets is detailed as follows:

(in EUR 000)	2023	2022
Financial asset

Opening value at January 1	1	—
Fair value adjustments	(1)	22
Closing value at June 30	—	22

The change in the balance of the financial liabilities is detailed as follows:

(in EUR 000)	2023	2022
Financial liability

Opening value at January 1	10	654
Fair value adjustments	417	1,949
Exchange rate difference	—	28
Closing value at June 30	427	2,631